Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	6-K
Entity File Number	001-39750
Entity Registrant Name	DOCEBO INC.
Entity Address, Address Line One	366 Adelaide St. West
Entity Address, Address Line Two	Suite 701
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5V 1R7
Entity Central Index Key	0001829959
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Current Fiscal Year End Date	--12-31